Acquisitions - Schedule of Consideration Paid for Acquisitions and Estimated Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 2,363,884	$ 2,300,772	$ 2,268,441
Haven Hospice, Inc.
Business Acquisition [Line Items]
Inventories	$ 45
Property and equipment	495
Goodwill	45,114
Intangible assets	19,860
Operating lease right-of-use assets	7,157
Trade accounts payable	764
Current portion of obligations under operating leases	2,235
Obligations under operating leases, net of current portion	4,922
Aggregate purchase price	$ 64,750
2023 Acquisitions
Business Acquisition [Line Items]
Accounts receivable			2,500
Inventories			919
Property and equipment			13
Goodwill			31,931
Intangible assets			37,914
Operating lease right-of-use assets			530
Accrued expenses			200
Current portion of obligations under operating leases			207
Obligations under operating leases, net of current portion			323
Aggregate purchase price			$ 73,077
2024 Acquisitions
Business Acquisition [Line Items]
Aggregate purchase price		110,900
Pharmacy Solutions and Provider Services Segments
Business Acquisition [Line Items]
Accounts receivable		3,749
Inventories		1,234
Prepaid expenses and other current assets		174
Property and equipment		398
Goodwill		18,093
Intangible assets		31,233
Operating lease right-of-use assets		364
Other assets		1,438
Trade accounts payable		650
Accrued expenses		7,742
Current portion of obligations under operating leases		56
Current portion of obligations under financing leases		53
Obligations under operating leases, net of current portion		308
Obligations under financing leases, net of current portion		8
Deferred income taxes, net		1,686
Aggregate purchase price		$ 46,180